Share Based Payment (Details) - Schedule of possible dilutive effect of the future exercise of options	9 Months Ended
Mar. 31, 2023 $ / shares
Group 1 [Member]
Share Based Payment (Details) - Schedule of possible dilutive effect of the future exercise of options [Line Items]
Fair value of shares (in Dollars per share)	$ 1
Exercise price	$1.00
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date	8 months 1 day
Group 2 [Member]
Share Based Payment (Details) - Schedule of possible dilutive effect of the future exercise of options [Line Items]
Fair value of shares (in Dollars per share)	$ 1
Exercise price	higher of $ 1.00; and 80% of valuation of a share achieved at the next equity funding.
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date	2 months 4 days